Eaton Vance

Atlanta Capital Select Equity Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.8%

Security	Shares	Value
Banks — 3.3%
U.S. Bancorp	559,158	$31,407,905

		$31,407,905

Beverages — 3.4%
Diageo PLC ADR(1)	144,572	$31,826,080

		$31,826,080

Chemicals — 3.6%
Sherwin-Williams Co. (The)	96,018	$33,813,699

		$33,813,699

Construction Materials — 3.2%
Martin Marietta Materials, Inc.	70,031	$30,850,056

		$30,850,056

Containers & Packaging — 2.0%
Ball Corp.	201,207	$19,370,198

		$19,370,198

Electrical Equipment — 2.5%
AMETEK, Inc.	159,612	$23,469,348

		$23,469,348

Electronic Equipment, Instruments & Components — 4.9%
CDW Corp.	228,460	$46,784,039

		$46,784,039

Food Products — 1.9%
Nestle S.A. ADR	126,951	$17,820,112

		$17,820,112

Health Care Equipment & Supplies — 9.5%
Cooper Cos., Inc. (The)	37,083	$15,535,552
STERIS PLC	138,829	33,792,367
Teleflex, Inc.	125,024	41,067,883

		$90,395,802

Hotels, Restaurants & Leisure — 3.1%
Aramark	793,554	$29,242,465

		$29,242,465

Insurance — 11.7%
Markel Corp.(2)	37,401	$46,152,834
White Mountains Insurance Group, Ltd.	63,540	64,423,206

		$110,576,040

Interactive Media & Services — 5.9%
Alphabet, Inc., Class C(2)	19,517	$56,474,196

		$56,474,196

Security	Shares	Value
IT Services — 22.8%
Fiserv, Inc.(2)	574,851	$59,663,785
Gartner, Inc.(2)	103,634	34,646,919
Global Payments, Inc.	397,267	53,702,553
GoDaddy, Inc., Class A(2)	473,007	40,139,374
Visa, Inc., Class A	127,804	27,696,405

		$215,849,036

Life Sciences Tools & Services — 4.9%
Danaher Corp.	62,667	$20,618,069
Thermo Fisher Scientific, Inc.	38,495	25,685,404

		$46,303,473

Professional Services — 4.8%
TransUnion	214,265	$25,407,544
Verisk Analytics, Inc.	89,486	20,468,133

		$45,875,677

Software — 1.7%
Autodesk, Inc.(2)	57,135	$16,065,791

		$16,065,791

Specialty Retail — 13.6%
O’Reilly Automotive, Inc.(2)	45,784	$32,334,034
Ross Stores, Inc.	293,218	33,508,953
TJX Cos., Inc. (The)	833,014	63,242,423

		$129,085,410

Total Common Stocks (identified cost $582,527,191)		$975,209,327

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	6,304,586	$6,303,955

Total Short-Term Investments (identified cost $6,303,955)		$6,303,955

Total Investments — 103.5% (identified cost $588,831,146)	$981,513,282

Other Assets, Less Liabilities — (3.5)%	$(32,986,444)

Net Assets — 100.0%	$948,526,838

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $6,714,270 and the total market value of the collateral received by the Fund was $6,858,177, comprised of U.S. government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2021.

At December 31, 2021, the value of the Fund’s investment in affiliated funds was $6,303,955, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$26,588,827	$36,577,931	$(56,862,093)	$(710)	$—	$6,303,955	$2,050	6,304,586

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$975,209,327	*	$—	$—	$975,209,327
Short-Term Investments	—		6,303,955	—	6,303,955
Total Investments	$975,209,327		$6,303,955	$—	$981,513,282

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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